                                                       Deutsche Asset Management


International Select Equity Fund and European Equity Fund
Investment Class

Supplement dated  December 21, 2001 (Replacing Supplement dated
October 19, 2001) to Prospectus dated February 28, 2001

The prospectus is supplemented to reflect that effective January 1, 2002, the International Select Equity and European Equity Funds will implement a 2.00% redemption fee. The redemption fee will be charged on the value of shares purchased after January 1, 2002 and redeemed either by selling or exchanging into another Deutsche Asset Management mutual fund within 60 days of purchase.

Effective January 1, 2002, the following supplements the 'Annual Fund Operating Expenses' section in the European Equity Fund and International Select Equity Fund's Investment Class prospectuses:

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases                                             None
Maximum Sales Charge on Reinvested Dividends                                          None
Maximum Short-Term Redemption Fee (as a percentage of amount                          2.00%/1/
redeemed, as applicable)

/1/ The 2.00% short-term redemption fee applies to shares redeemed (either by selling or exchanging into another fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Funds.

Effective January 1, 2002, the following supplements the 'Calculating the Fund's Share Price' section in the European Equity or International Select Equity Funds' prospectus:

The Funds may charge a short-term redemption fee equal to 2.00% of the value of shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase.

Short-Term Redemption Fee

The Funds may charge a short-term redemption fee equal to 2.00% of the net asset value of shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase. This fee compensates the Funds for expenses directly related to short-term redemption of shares, discourages short-term investments in the Funds and facilitates portfolio management.

                                                      A Member of the
                                                      Deutsche Bank Group [logo]

The short-term redemption fee is withheld from redemption proceeds. This fee is not a deferred sales charge and is not a commission. The fee is paid to the Funds. The short-term redemption fee does not apply to Investment Class Shares:

 .  purchased before January 1, 2002;
 .  exchanged into another class of shares of your respective Fund;
 .  acquired through reinvestment of dividends and other distributions;
 .  in an account which is closed because the account fails to meet minimum balance requirements; and
 . held by qualified employer retirement plans such as 401(k) plans and profit sharing plans.

The short-term redemption fee applies to shares held through omnibus accounts. With regard to these accounts, the Funds reserves the right, in its sole discretion to impose (or not to impose) the short-term redemption fee in the future. The Funds will make this determination after considering, among other things, the Funds' costs of processing redemptions from these accounts. You should consult with your omnibus account representative to determine whether the redemption fee is applicable to your shares.

The Funds will use the 'first-in, first out' method to determine your holding period of Investment Class Shares for purposes of the short-term redemption fee. If you have purchased shares at various times, the shares held the longest will be redeemed first for the purposes of determining whether or not the redemption fee will be applied. If your holding period is less than 60 days for any of the shares you are redeeming or exchanging, the short-term redemption fee will be assessed on the net asset value of those shares calculated at the time the redemption is effected.

Effective September 30, 2001, the following replaces the 'Portfolio Managers' section for the International Select Equity Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Alexander Tedder, Director, Deutsche Asset Management, and Lead Manager of the Fund.

 .  Joined the investment advisor in 1994. Prior to that, was a European analyst and representative for Schroders.
 .  12 years of investment industry experience.
 .  Fluent in German, French, Italian and Spanish.
 .  Masters in Economics and Business Administration from Freiburg University.

Richard Wilson, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1993. Prior to that, managed UK pension funds at HSBC Asset Management from 1988 to 1993.
 .  13 years investment industry experience.
 .  Member of the Global Equity Portfolio Team and Head of Global Utility
   Research.
 .  UK & Pan European manager.
 .  BA from Exeter University.

James Pulsford, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1984.
 .  16 years of investment industry experience including 12 years in Tokyo office specializing in small company investment.
 .  Head of the Japan Equity Team.
 .  BA from Oxford University

Amy Low, Assistant Vice President, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1997. Prior to that, was a credit analyst with OCBC from 1994 to 1997.
 .  7 years of investment industry experience.
 .  Chartered Financial Analyst.
 .  Bachelor of Buisness (Hons) degree from the Nanyang Technological University.

   Stuart Kirk, Portfolio Manager, Deutsche Asset Management, and Co-Manager of the Fund.
 .  Joined the investment advisor in 1995.
 .  6 years of investment industry experience.
 .  Asia-Pacific analyst.
 .  MA from Cambridge University.

The following replaces the 'Portfolio Managers' section for the European Equity
Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Michael Levy, Managing Director, Deutsche Asset Management and Lead Manager of the Fund.

 .  Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
 . 30 years of business experience, 19 of them as an investment professional. . Degrees in mathematics and geophysics from the University of Michigan.

Clare Brody, CFA, Director, Deutsche Asset Management and Co-Manager of the
Fund.

 .  Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
 .  Portfolio manger with primary focus on European markets and senior analyst covering global telecommunications and pulp and paper.
 .  10 years of investment industry experience.
 .  BS, Cornell University.

Matthias Knerr, CFA, Vice President, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined Deutsche Asset Management in 1995 and the Fund in December 1999. 6
   years of investment industry experience.
 .  Finance and international business undergraduate degree from Pennsylvania
   State University.
 . Global engineering, construction, utility, telecommunications and automotive analyst.

Oliver Kratz, Vice President, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined Deutsche Asset Management in 1996 and the Fund in August 2000.
   7 years of investment industry experience.
 .  Previously, Praktikant with McKinsey & Co.; 1995.
 .  BA from Tufts University and Karlova Universidad; MALD, PhD from Harvard
   University-Tufts University.
 .  Emerging Market and Neur Markt analyst.

The following replaces the 'Buying and Selling Fund Shares - Minimum Account Investments' sections for each Fund:

Minimum Account Investments

Initial investment                                                                                              $2,000
Subsequent investments                                                                                          $  100
IRA account, initial investment                                                                                 $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment Class Shares           $  500

Automatic investing plan, initial investment                                                                    $  250
      Bi-weekly or monthly plan subsequent investments                                                          $  100
      Quarterly plan subsequent investments                                                                     $  250
      Semi-annual plan subsequent investments                                                                   $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)             $    0

Account balance:
        Non-retirement account                                                                                  $  500
        IRA account                                                                                             $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' sections for each Fund:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPISEEE (12/01)
CUSIPs:
61735K695                      61735K679

                                                       Deutsche Asset Management


International Select Equity Fund and European Equity Fund
Investment Class

Addendum dated December 21, 2001 to Supplement dated October 19, 2001 to Prospectus dated February 28, 2001

The prospectus is supplemented to reflect that effective January 1, 2002, the International Select Equity and European Equity Funds will implement a 2.00% redemption fee. The redemption fee will be charged on the value of shares purchased after January 1, 2002 and redeemed either by selling or exchanging into another Deutsche Asset Management mutual fund within 60 days of purchase.

Effective January 1, 2002, the following supplements the 'Annual Fund Operating Expenses' section in the European Equity Fund and International Select Equity Fund's Investment Class prospectuses:

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases                                             None
Maximum Sales Charge on Reinvested Dividends                                          None
Maximum Short-Term Redemption Fee (as a percentage of amount                          2.00%/1/
redeemed, as applicable)

/1/ The 2.00% short-term redemption fee applies to shares redeemed (either by selling or exchanging into another fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Funds.

Effective January 1, 2002, the following supplements the 'Calculating the Fund's Share Price' section in the European Equity or International Select Equity Funds' prospectus:

The Funds may charge a short-term redemption fee equal to 2.00% of the value of shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase.

Short-Term Redemption Fee

The Funds may charge a short-term redemption fee equal to 2.00% of the net asset value of shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase. This fee compensates the Funds for expenses directly related to short-term redemption of shares, discourages short-term investments in the Funds and facilitates portfolio management.

                                                      A Member of the
                                                      Deutsche Bank Group [logo]

The short-term redemption fee is withheld from redemption proceeds. This fee is not a deferred sales charge and is not a commission. The fee is paid to the Funds. The short-term redemption fee does not apply to Investment Class Shares:

 .  purchased before January 1, 2002;
 .  exchanged into another class of shares of your respective Fund;
 .  acquired through reinvestment of dividends and other distributions;
 .  in an account which is closed because the account fails to meet minimum balance requirements; and
 . held by qualified employer retirement plans such as 401(k) plans and profit sharing plans.

The short-term redemption fee applies to shares held through omnibus accounts. With regard to these accounts, the Funds reserves the right, in its sole discretion to impose (or not to impose) the short-term redemption fee in the future. The Funds will make this determination after considering, among other things, the Funds' costs of processing redemptions from these accounts. You should consult with your omnibus account representative to determine whether the redemption fee is applicable to your shares.

The Funds will use the 'first-in, first out' method to determine your holding period of Investment Class Shares for purposes of the short-term redemption fee. If you have purchased shares at various times, the shares held the longest will be redeemed first for the purposes of determining whether or not the redemption fee will be applied. If your holding period is less than 60 days for any of the shares you are redeeming or exchanging, the short-term redemption fee will be assessed on the net asset value of those shares calculated at the time the redemption is effected.

This addendum is incorporated into supplement dated December 21, 2001. Supplement dated December 21, 2001 includes this addendum and supplement dated October 19, 2001 to Prospectus dated February 28, 2001.


              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPISEEE (12/01)
CUSIPs:
61735K695               61735K679

                                                       Deutsche Asset Management

International Select Equity Fund, European Equity Fund, International Small Cap Equity Fund and Emerging Markets Equity Fund
Institutional Class

Addendum dated December 21, 2001 to supplement dated October 19, 2001 to prospectus dated February 28, 2001

The prospectus is supplemented to reflect that effective January 1, 2002, the International Select Equity and European Equity Funds will implement a 2.00% redemption fee. The redemption fee will be charged on the value of shares purchased after January 1, 2002 and redeemed either by selling or exchanging into another Deutsche Asset Management mutual fund within 60 days of purchase.

Effective January 1, 2002, the following supplements the 'Annual Fund Operating Expenses' section in the European Equity Fund and International Select Equity Fund's Institutional Class prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases                                             None
Maximum Sales Charge on Reinvested Dividends                                          None
Maximum Short-Term Redemption Fee (as a percentage of amount                          2.00%/1/
redeemed, as applicable)

/1/ The 2.00% short-term redemption fee applies to shares redeemed (either by selling or exchanging into another fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Funds.

Effective January 1, 2002, the following supplements the 'Calculating the Fund's Share Price' section in the European Equity Fund and International Select Equity Fund's prospectus:

The Funds may charge a short-term redemption fee equal to 2.00% of the value of shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase.

Short-Term Redemption Fee

The Funds may charge a short-term redemption fee equal to 2.00% of the net asset value of shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase. This fee compensates the Funds for expenses directly related to short-term redemption of shares, discourages short-term investments in the Funds and facilitates portfolio management.

                                                      A Member of the
                                                      Deutsche Bank Group [logo]

The short-term redemption fee is withheld from redemption proceeds. This fee is not a deferred sales charge and is not a commission. The fee is paid to the Funds. The short-term redemption fee does not apply to Institutional Class
Shares:

 .  purchased before January 1, 2002;
 .  exchanged into another class of shares of your respective Fund;
 .  acquired through reinvestment of dividends and other distributions;
 .  in an account which is closed because the account fails to meet minimum balance requirements; and
 . held by qualified employer retirement plans such as 401(k) plans and profit sharing plans.

The short-term redemption fee applies to shares held through omnibus accounts. With regard to these accounts, the Funds reserves the right, in its sole discretion to impose (or not to impose) the short-term redemption fee in the future. The Funds will make this determination after considering, among other things, the Funds' costs of processing redemptions from these accounts. You should consult with your omnibus account representative to determine whether the redemption fee is applicable to your shares.

The Funds will use the `first-in, first out' method to determine your holding period of Institutional Class Shares for purposes of the short-term redemption fee. If you have purchased shares at various times, the shares held the longest will be redeemed first for the purposes of determining whether or not the redemption fee will be applied. If your holding period is less than 60 days for any of the shares you are redeeming or exchanging, the short-term redemption fee will be assessed on the net asset value of those shares calculated at the time the redemption is effected.

This addendum is incorporated into supplement dated December 21, 2001. Supplement dated December 21, 2001 includes this addendum and supplement dated October 19, 2001 to Prospectus dated February 28, 2001.


              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPIEINST (12/01)
CUSIPs: 61735K604              61735K307                   61735K109

                                                       Deutsche Asset Management

International Select Equity Fund, European Equity Fund, International Small Cap Equity Fund and Emerging Markets Equity Fund
Institutional Class

Supplement dated December 21, 2001 (Replacing Supplements dated October 19,
2001) to Prospectus dated February 28, 2001

The prospectus is supplemented to reflect that effective January 1, 2002, the International Select Equity and European Equity Funds will implement a 2.00% redemption fee. The redemption fee will be charged on the value of shares purchased after January 1, 2002 and redeemed either by selling or exchanging into another Deutsche Asset Management mutual fund within 60 days of purchase.

Effective January 1, 2002, the following supplements the `Annual Fund Operating Expenses' section in the European Equity Fund and International Select Equity Fund's Institutional Class prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases                              None
Maximum Sales Charge on Reinvested Dividends                           None
Maximum Short-Term Redemption Fee (as a percentage of amount           2.00%/1/
redeemed, as applicable)

/1/ The 2.00% short-term redemption fee applies to shares redeemed (either by selling or exchanging into another fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Funds.

Effective January 1, 2002, the following supplements the `Calculating the Fund's Share Price' section in the European Equity Fund and International Select Equity Fund's prospectus:

The Funds may charge a short-term redemption fee equal to 2.00% of the value of shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase.

Short-Term Redemption Fee

The Funds may charge a short-term redemption fee equal to 2.00% of the net asset value of shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase. This fee compensates the Funds for expenses directly related to short-term redemption of shares, discourages short-term investments in the Funds and facilitates portfolio management.

                                                      A Member of the
                                                      Deutsche Bank Group [logo]

The short-term redemption fee is withheld from redemption proceeds. This fee is not a deferred sales charge and is not a commission. The fee is paid to the Funds. The short-term redemption fee does not apply to Institutional Class
Shares:

 .  purchased before January 1, 2002;
 .  exchanged into another class of shares of your respective Fund;
 .  acquired through reinvestment of dividends and other distributions;
 .  in an account which is closed because the account fails to meet minimum balance requirements; and
 . held by qualified employer retirement plans such as 401(k) plans and profit sharing plans.

The short-term redemption fee applies to shares held through omnibus accounts. With regard to these accounts, the Funds reserves the right, in its sole discretion to impose (or not to impose) the short-term redemption fee in the future. The Funds will make this determination after considering, among other things, the Funds' costs of processing redemptions from these accounts. You should consult with your omnibus account representative to determine whether the redemption fee is applicable to your shares.

The Funds will use the 'first-in, first out' method to determine your holding period of Institutional Class Shares for purposes of the short-term redemption fee. If you have purchased shares at various times, the shares held the longest will be redeemed first for the purposes of determining whether or not the redemption fee will be applied. If your holding period is less than 60 days for any of the shares you are redeeming or exchanging, the short-term redemption fee will be assessed on the net asset value of those shares calculated at the time the redemption is effected.

The following replaces the 'Annual Fees and Expenses' table, 'Expense Example' and corresponding footnotes in the 'Annual Fund Operating Expenses' section for the International Select Equity Fund:

ANNUAL FEES AND EXPENSES

                                                                             Percentage of Average
                                                                               Daily Net Assets
------------------------------------------------------------------------------------------------------------
Management Fees                                                                                         0.70%
------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                                                   None
------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                          0.42%
------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                                                           1.13%/1/
------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE/2/

                1 year                 3 years                    5 years                   10 years
---------------------------------------------------------------------------------------------------------
                  $114                    $356                       $617                     $1,363
---------------------------------------------------------------------------------------------------------

/1/ Based on actual expenses for the year ended October 31, 2000, restated to reflect current expenses. The investment advisor and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 1.25%.

/2/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

Effective September 28, 2001, the International Small Cap Fund was liquidated and closed.

Effective September 30, 2001, the following replaces the 'Portfolio Managers' section for the International Select Equity Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Alexander Tedder, Director, Deutsche Asset Management, and Lead Manager of the Fund.

 .  Joined the investment advisor in 1994. Prior to that, was a European analyst and representative for Schroders.
 .  12 years of investment industry experience.
 .  Fluent in German, French, Italian and Spanish.
 .  Masters in Economics and Business Administration from Freiburg University.

Richard Wilson, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1993. Prior to that, managed UK pension funds at HSBC Asset Management from 1988 to 1993.
 .  13 years investment industry experience.
 .  Member of the Global Equity Portfolio Team and Head of Global Utility
   Research.
 .  UK & Pan European manager.
 .  BA from Exeter University.

James Pulsford, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1984.
 .  16 years of investment industry experience including 12 years in Tokyo office specializing in small company investment.
 .  Head of the Japan Equity Team.
 .  BA from Oxford University

Amy Low, Assistant Vice President, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1997. Prior to that, was a credit analyst with OCBC from 1994 to 1997.
 .  7 years of investment industry experience.
 .  Chartered Financial Analyst.
 .  Bachelor of Buisness (Hons) degree from the Nanyang Technological University.

Stuart Kirk, Portfolio Manager, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1995.
 .  6 years of investment industry experience.
 .  Asia-Pacific analyst.
 .  MA from Cambridge University.

Effective September 30, 2001, the following replaces the 'Portfolio Managers' section for the Emerging Markets Equity Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Matthew Linsey, Head of Emerging Markets, Deutsche Asset Management Investment Services Limited and Lead Manager of the Fund.

 .  Joined the investment advisor in 2000.
 .  London emerging markets equities, Investment Manager and Global Strategist,
   Baring Asset Management; 1997 to 2000.
 .  Luxembourg Emerging Markets Equities--Senior Fund Manager, ING Investment
   Management; 1994-1997.
 . London and Hong Kong Global fund manager, Chase Asset Management; 1989-1994. . 17 years of investment industry experience.
 .  MBA, University of Michigan.
 .  BA, Economics, Rutgers University, Magna Cum Laude.


Gavin Grant, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined the investment advisor in 1997.
 . Prior to that, portfolio manager, Edinburgh Fund Managers; 1991-1997. . 10 years of investment industry experience.
 .  Analyst with an emphasis on the Latin American markets.
 .  Member of UK Society of Investment Professionals.
 .  MA, Investment Analysis, Stirling University.

Anish Mathew, Portfolio Manager, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined the investment advisor in 1994.
 .  Prior to that, responsible for the Bombay research team, James Capel; 1992-
   1994.
 .  11 years of investment industry experience.
 .  India, Korea and Philippines analyst.
 .  MBA, Xavier Institute of Management; B.Com (Hons), Delhi University.

Davina Richardson, Portfolio Manager, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined the investment advisor in 1998.
 .  3 years of investment industry experience.
 .  Analyst with an emphasis on African markets.
 .  MA, Economics, University of Edinburgh.

Bryan Collings, Director, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined the investment advisor in 2001.
 .  Prior to that, Head of Europe, Middle East and Africa with WestLB Asset
   Management; 1998-2001.
 .  Fund Manager of balanced, segregated pension funds and focused on sector research at Liberty Asset Management in Johannesburg; 1994-1998.
 .  7 years of investment industry experience.
 .  Chartered Financial Analyst.
 .  BA and MA in Economics (Hons) from the University of Stellenbosch.

Andrew Ness, Portfolio Manager, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined the investment advisor in 2001.
 .  Prior to that, analyst focusing on Emerging Europe, the Middle East and North
   Africa with Murray Johnstone; 1994-2001.
 .  7 years of investment industry experience.
 .  BA (Hons) and MSc in Economics from the University of Strathclyde.

The following replaces the 'Portfolio Managers' section for the European Equity
Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Michael Levy, Managing Director, Deutsche Asset Management and Lead Manager of the Fund.

 .  Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
 . 30 years of business experience, 19 of them as an investment professional. . Degrees in mathematics and geophysics from the University of Michigan.

Clare Brody, CFA, Director, Deutsche Asset Management and Co-Manager of the
Fund.

 .  Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
 .  Portfolio manger with primary focus on European markets and senior analyst covering global telecommunications and pulp and paper.
 .  10 years of investment industry experience.
 .  BS, Cornell University.

Matthias Knerr, CFA, Vice President, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined Deutsche Asset Management in 1995 and the Fund in December 1999.
 .  6 years of investment industry experience.
 .  Finance and international business undergraduate degree from Pennsylvania
   State University.
 . Global engineering, construction, utility, telecommunications and automotive analyst.

Oliver Kratz, Vice President, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined Deutsche Asset Management in 1996 and the Fund in August 2000.
 .  7 years of investment industry experience.
 .  Previously, Praktikant with McKinsey & Co.; 1995.
 .  BA from Tufts University and Karlova Universidad; MALD, PhD from Harvard
   University-Tufts University.
 .  Emerging Market and Neur Markt analyst.

The following replaces the 'Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 . An eligible institution (eg, a financial institution, corporation, trust, estate or educational, religious or charitable institution).

 .  An employee benefit plan with assets of at least $50 million.

 . A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

 .  A client of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank
   AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
   Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 .  Defined contribution plans with assets of at least $50 million.

 .  Clients of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount for any reason other than a change in market value, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.


               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPIEINST (12/01)
CUSIPs:
61735K604            61735K307            61735K109

                                                       Deutsche Asset Management

International Select Equity Fund--Class A, B and C Shares

Supplement dated December 20, 2001, (replacing supplement dated
October 19, 2001) to Prospectuses dated February 28, 2001

The prospectus is supplemented to reflect that effective January 1, 2002, the Fund will implement a 2.00% redemption fee. The redemption fee will be charged on the value of Class A Shares purchased after January 1, 2002 and redeemed either by selling or exchanging into another Deutsche Asset Management mutual fund within 60 days of purchase.

Effective January 1, 2002, the following replaces the 'Fees and Expenses of the Fund' section in the Fund's prospectus:

                                                                                    Class A         Class B         Class C
                                                                                     Shares          Shares          Shares
Shareholder Fees:                                                                 Initial Sales  Deferred Sales  Deferred Sales
(fees paid directly from your investment)                                            Charge          Charge          Charge
                                                                                 --------------  --------------  --------------
Maximum sales charge (load) imposed on purchases (as percentage
   of offering price)..........................................................           5.50%           None            None
Maximum deferred sales charge (load) (as a percentage of original
   purchase price or redemption proceeds, whichever is lower)..................           1.00%/1/        5.00%/2/        1.00%/3/
Maximum sales charge (load) imposed on reinvested dividends....................           None            None            None
Maximum short-term redemption fee (as a percentage of amount
   redeemed, as applicable)....................................................           2.00%/4/        None            None

Annual Fund Operating Expenses/5/:
(expenses that are deducted from Fund assets)
Management fee.................................................................           0.70%           0.70%           0.70%
Distribution and/or service (12b-1) fees.......................................           0.25%           0.75%           0.75%
Other expenses (including a 0.25% shareholder servicing fee for Class B and               0.33%           0.58%           0.58%
  Class C shares) ..............................................................        ------          ------          ------
Total annual fund operating expenses6                                                     1.28%           2.03%           2.03%

/1/ Purchase of $1 million or more of Class A Shares are not subject to an initial sales charge buy may be subject to a contingent deferred sales charge of 1.00% or 0.50% if you redeem your shares within one year and two years, respectively. (See 'Sales Charges--Redemption Price')

/2/ Contingent deferred sales charges for Class B Shares decline over time and reach zero after six years. After seven years, Class B Shares convert automatically to Class A Shares. (See 'Sales Charges--Redemption Price')

/3/ You will be required to pay a contingent deferred sales charge if you redeem your Class C Shares within one year after your purchase. (See 'Sales Charges-Redemption Price')

/4/ The 2.00% short-term redemption fee applies to Class A Shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Fund.

                                                      A Member of the
                                                      Deutsche Bank Group [logo]

/5/ Expenses are estimated because Class A, B and C Shares are new classes of shares with no operating history.

/6/ The investment advisor and administrator have contractually agreed, for the 12 month period from February 28, 2001, to waive their fees or reimburse expenses so that total expenses will not exceed 1.50% for Class A Shares and 2.25% for Class B and C Shares.

Effective January 1, 2002, the following supplements the 'Calculating the Fund's Share Price' section in the Fund's prospectus:

The Fund may charge a short-term redemption fee equal to 2.00% of the value of Class A Shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase.

Effective January 1, 2002, the following supplements the 'Buying and Selling Fund Shares' section in the Fund's prospectus:

Short-Term Redemption Fee

The Fund may charge a short-term redemption fee equal to 2.00% of the net asset value of Class A Shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase. This fee compensates the Fund for expenses directly related to short-term redemption of Class A Shares, discourages short-term investments in Class A Shares and facilitates portfolio management.

The short-term redemption fee is withheld from redemption proceeds. This fee is not a deferred sales charge and is not a commission. The fee is paid to the Fund. The short-term redemption fee does not apply to Shares:

 .  purchased before January 1, 2002;
 .  acquired through reinvestment of dividends and other distributions;
 .  in an account which is closed because the account fails to meet minimum balance requirements; and
 . held by qualified employer retirement plans such as 401(k) plans and profit sharing plans.

The short-term redemption fee applies to Class A Shares held through omnibus accounts. With regard to these accounts, the Fund reserves the right, in its sole discretion to impose (or not to impose) the short-term redemption fee in the future. The Fund will make this determination after considering, among other things, the Fund's costs of processing redemptions from these accounts. You should consult with your omnibus account representative to determine whether the redemption fee is applicable to your shares.

The Fund will use the 'first-in, first out' method to determine your holding period of Class A shares for purposes of the short-term redemption fee. If you have purchased shares at various times, the shares held the longest will be redeemed first for the purposes of determining whether or not the redemption fee will be applied. If your holding period is less than 60 days for any of the shares you are redeeming or exchanging, the short-term redemption fee will be assessed on the net asset value of those shares calculated at the time the redemption is effected.

Effective September 30, 2001, the following replaces the 'Portfolio Managers' section for the International Select Equity Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Alexander Tedder, Director, Deutsche Asset Management, and Lead Manager of the Fund.

 .  Joined the investment advisor in 1994. Prior to that, was a European analyst and representative for Schroders.
 .  12 years of investment industry experience.
 .  Fluent in German, French, Italian and Spanish.
 .  Masters in Economics and Business Administration from Freiburg University.

Richard Wilson, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1993. Prior to that, managed UK pension funds at HSBC Asset Management from 1988 to 1993.
 .  13 years investment industry experience.
 .  Member of the Global Equity Portfolio Team and Head of Global Utility
   Research.
 .  UK & Pan European manager.
 .  BA from Exeter University.

James Pulsford, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1984.
 .  16 years of investment industry experience including 12 years in Tokyo office specializing in small company investment.
 .  Head of the Japan Equity Team.
 .  BA from Oxford University

Amy Low, Assistant Vice President, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1997. Prior to that, was a credit analyst with OCBC from 1994 to 1997.
 .  7 years of investment industry experience.
 .  Chartered Financial Analyst.
 .  Bachelor of Buisness (Hons) degree from the Nanyang Technological University.

Stuart Kirk, Portfolio Manager, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1995.
 .  6 years of investment industry experience.
 .  Asia-Pacific analyst.
 .  MA from Cambridge University.

The following replaces the text in the 'Total Returns, After Fees and Expenses' section:

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing the changes in the Fund's performance year to year. The following bar chart shows the performance history of the Fund's Institutional Class shares, which have been in existence since May 15, 19951. The table presents the performance of the Class A, B or C Shares by adjusting the historical performance of the Fund's Institutional Class Shares for the maximum sales charge and expenses of the Class A, B and C Shares. The table compares these returns with the Morgan Stanley Capital International
(MSCI) EAFE Index over the past year, five years and since inception. The index is a passive measure of combined national stock market returns. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's results.

The following replaces the 'Average Annual Returns' table in the 'Total Return, After Fees and Expenses' section:


-----------------------------------------------------------------------------------------------------------------------
Performance For Periods Ended
December 31, 2000                                                             Average Annual Returns/2/
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     Since Inception
                                                                 1 year             5 years           (May 5,1995)/3/
-----------------------------------------------------------------------------------------------------------------------
International Select Equity Fund--Class A Shares                     (19.09)%             15.52%                  16.52%
-----------------------------------------------------------------------------------------------------------------------
International Select Equity Fund--Class B Shares                     (19.24)%             15.81%                  16.79%/2/
-----------------------------------------------------------------------------------------------------------------------
International Select Equity Fund--Class C Shares                     (15.84)%             16.03%                  16.88%
-----------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index                                                      (14.17)%              7.13%                   7.57%
-----------------------------------------------------------------------------------------------------------------------
Lipper International Equity Funds Average                            (15.60)%              9.09%                   9.16%
-----------------------------------------------------------------------------------------------------------------------

/1/ Institutional Class performance is presented because Class A, B and C Shares have no performance history. Except with respect to the impact of sales charges and other expenses, it is expected that the future performance of Class A, B and C Shares will be similar to the future performance of the Institutional Class because the shares are invested in the same portfolio of securities. The bar chart does not reflect: (i) the expenses of the Class A, B and C shares, (ii) 12b-1 fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets for Class A shares and 0.75% of the Fund's average daily net assets for Class B and C shares, (iii) sales charges and (iv) a 0.25% shareholder servicing fee for Class B and C Shares. If they did, returns would be lower than those shown. Institutional Class shares are offered under a separate prospectus, which is available upon request.

/2/ Class A, B and C Shares have no performance history. The performance history of the Institutional Class has been adjusted to reflect the maximum sales charge and applicable expense of each class.

/3/ The inception date in the table is the inception date of the Fund's Institutional Class Shares. The inception date of the Fund's Class A, B and C Shares is February 28, 2001. The MSCI EAFE(R) Index and Lipper International Funds Average are calculated from May 31, 1995.

The following replaces the 'Dividends and Distributions' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains at net asset value, unless you tell us otherwise.

The following sentence is hereby omitted from the 'Buying and Selling Fund Shares - To Purchase Shares' section:

Defined contribution plans with assets of $75 million or more may not purchase Class A shares.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We only issue share certificates for Class A Shares and upon request.

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.


               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
BDSTKISEEE (12/01)
CUSIPs:
61735K489             61735K471              31735K463

                                                       Deutsche Asset Management

International Select Equity Fund--Class A, B and C Shares

Addendum dated December 21, 2001 to supplement dated October 19, 2001 to prospectus dated February 28, 2001

The prospectus is supplemented to reflect that effective January 1, 2002, the Fund will implement a 2.00% redemption fee. The redemption fee will be charged on the value of Class A Shares purchased after January 1, 2002 and redeemed either by selling or exchanging into another Deutsche Asset Management mutual fund within 60 days of purchase.

Effective January 1, 2002, the following replaces the `Fees and Expenses of the Fund' section in the Fund's prospectus:


                                                                                           Class A        Class B       Class C
                                                                                           Shares         Shares        Shares
Shareholder Fees:                                                                          Initial       Deferred      Deferred
 (fees paid directly from your investment)                                                 Sales          Sales         Sales
                                                                                           Charge         Charge        Charge
                                                                                          --------      ----------    ----------


Maximum sales charge (load) imposed on purchases (as percentage
   of offering price)......................................................                  5.50%          None          None
Maximum deferred sales charge (load) (as a percentage of original
   purchase price or redemption proceeds, whichever is lower)..............                  1.00%/1/       5.00%/2/      1.00%/3/
Maximum sales charge (load) imposed on reinvested dividends................                  None           None          None
Maximum short-term redemption fee (as a percentage of amount
   redeemed, as applicable)................................................                  2.00%/4/       None          None

Annual Fund Operating Expenses5:
(expenses that are deducted from Fund assets)
Management fee.............................................................                  0.70%          0.70%         0.70%
Distribution and/or service (12b-1) fees...................................                  0.25%          0.75%         0.75%
Other expenses (including a 0.25% shareholder servicing fee for Class B
and Class C shares)........................................................                  0.33%          0.58%         0.58%
                                                                                            -----          -----         -----
Total annual fund operating expenses/6/....................................                  1.28%          2.03%         2.03%

/1/ Purchase of $1 million or more of Class A Shares are not subject to an initial sales charge buy may be subject to a contingent deferred sales charge of 1.00% or 0.50% if you redeem your shares within one year and two years, respectively. (See `Sales Charges--Redemption Price')

/2/ Contingent deferred sales charges for Class B Shares decline over time and reach zero after six years. After seven years, Class B Shares convert automatically to Class A Shares. (See `Sales Charges--Redemption Price')

/3/ You will be required to pay a contingent deferred sales charge if you redeem your Class C Shares within one year after your purchase. (See `Sales Charges-Redemption Price')

/4/ The 2.00% short-term redemption fee applies to Class A Shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Fund.

                                                      A Member of the
                                                      Deutsche Bank Group [logo]

/5/ Expenses are estimated because Class A, B and C Shares are new classes of shares with no operating history.

/6/ The investment advisor and administrator have contractually agreed, for the 12 month period from February 28, 2001, to waive their fees or reimburse expenses so that total expenses will not exceed 1.50% for Class A Shares and 2.25% for Class B and C Shares.

Effective January 1, 2002, the following supplements the `Calculating the Fund's Share Price' section in the Fund's prospectus:

The Fund may charge a short-term redemption fee equal to 2.00% of the value of Class A Shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase.

Effective January 1, 2002, the following supplements the `Buying and Selling Fund Shares' section in the Fund's prospectus:

Short-Term Redemption Fee

The Fund may charge a short-term redemption fee equal to 2.00% of the net asset value of Class A Shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase. This fee compensates the Fund for expenses directly related to short-term redemption of Class A Shares, discourages short-term investments in Class A Shares and facilitates portfolio management.

The short-term redemption fee is withheld from redemption proceeds. This fee is not a deferred sales charge and is not a commission. The fee is paid to the Fund. The short-term redemption fee does not apply to Shares:

 .  purchased before January 1, 2002;
 .  acquired through reinvestment of dividends and other distributions;
 .  in an account which is closed because the account fails to meet minimum balance requirements; and
 . held by qualified employer retirement plans such as 401(k) plans and profit sharing plans.

The short-term redemption fee applies to Class A Shares held through omnibus accounts. With regard to these accounts, the Fund reserves the right, in its sole discretion to impose (or not to impose) the short-term redemption fee in the future. The Fund will make this determination after considering, among other things, the Fund's costs of processing redemptions from these accounts. You should consult with your omnibus account representative to determine whether the redemption fee is applicable to your shares.

The Fund will use the `first-in, first out' method to determine your holding period of Class A shares for purposes of the short-term redemption fee. If you have purchased shares at various times, the shares held the longest will be redeemed first for the purposes of determining whether or not the redemption fee will be applied. If your holding period is less than 60 days for any of the shares you are redeeming or exchanging, the short-term redemption fee will be assessed on the net asset value of those shares calculated at the time the redemption is effected.

This addendum is incorporated into supplement dated December 21, 2001. Supplement dated December 21, 2001 includes this addendum and supplement dated October 19, 2001 to Prospectus dated February 28, 2001.



              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
BDSTKISEEE (12/01)
CUSIPs:
61735K489              61735K471                    31735K463

                                                       Deutsche Asset Management


European Equity Fund--Class A, B and C Shares

Supplement dated December 21, 2001 (replacing supplement dated August 22, 2001) to Prospectuses dated February 28, 2001

The prospectus is supplemented to reflect that effective January 1, 2002, the Fund will implement a 2.00% redemption fee. The redemption fee will be charged on the value of Class A Shares purchased after January 1, 2002 and redeemed either by selling or exchanging into another Deutsche Asset Management mutual fund within 60 days of purchase.

Effective January 1, 2002, the following replaces the 'Fees and Expenses of the Fund' section in the Fund's prospectus:

                                                                                    Class A         Class B         Class C
                                                                                     Shares          Shares          Shares
Shareholder Fees:                                                                 Initial Sales  Deferred Sales  Deferred Sales
(fees paid directly from your investment)                                            Charge          Charge          Charge
                                                                                 --------------  --------------  --------------
Maximum sales charge (load) imposed on purchases (as percentage
   of offering price)..........................................................           5.50%           None            None
Maximum deferred sales charge (load) (as a percentage of original
   purchase price or redemption proceeds, whichever is lower)..................           1.00%/1/        5.00%/2/        1.00%/3/
Maximum sales charge (load) imposed on reinvested dividends....................           None            None            None
Maximum short-term redemption fee (as a percentage of amount
   redeemed, as applicable)....................................................           2.00%/4/        None            None

Annual Fund Operating Expenses/5/:
(expenses that are deducted from Fund assets)
Management fee.................................................................           0.70%           0.70%           0.70%
Distribution and/or service (12b-1) fees.......................................           0.25%           0.75%           0.75%
Other expenses (including a 0.25% shareholder servicing fee for Class B and               1.08%           1.33%           1.33%
   Class C shares) ............................................................         ------          ------          ------
Total annual fund operating expenses (before fee waivers and
   expense reimbursements).....................................................           2.03%           2.78%           2.78%
Total fee waivers and reimbursements of fund expenses6.........................         (0.53)%         (0.53)%         (0.53)%
                                                                                        ------          ------          ------
Total net annual fund operating expenses (after fee waivers and
   expense reimbursements)/6/..................................................           1.50%           2.25%           2.25%
                                                                                        ======          ======          ======

/1/ Purchase of $1 million or more of Class A Shares are not subject to an initial sales charge buy may be subject to a contingent deferred sales charge of 1.00% or 0.50% if you redeem your shares within one year and two years, respectively. (See 'Sales Charges--Redemption Price')

/2/ Contingent deferred sales charges for Class B Shares decline over time and reach zero after six years. After seven years, Class B Shares convert automatically to Class A Shares. (See 'Sales Charges--Redemption Price')

/3/ You will be required to pay a contingent deferred sales charge if you redeem your Class C Shares within one year after your purchase. (See 'Sales Charges-Redemption Price')

/4/ The 2.00% short-term redemption fee applies to Class A Shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Fund.

/5/ Expenses are based on the actual expenses of the Investment Class including the restated Other Expenses for the current fiscal year. Class A, B and C Shares are a new class of shares with no operating history. For the fiscal year ended October 31, 2000, Other Expenses and Total Annual Fund Operating Expenses were 1.33% and 2.03%, respectively, of the average daily net assets of the Investment Class shares.

                                                      A Member of the
                                                      Deutsche Bank Group [logo]

/6/ The investment advisor and administrator have contractually agreed, for the 12 month period from February 28, 2001, to waive their fees or reimburse expenses so that total expenses will not exceed 1.50% for Class A Shares and 2.25% for Class B and C Shares.

Effective January 1, 2002, the following supplements the 'Calculating the Fund's Share Price' section in the Fund's prospectus:

The Fund may charge a short-term redemption fee equal to 2.00% of the value of Class A Shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase.

Effective January 1, 2002, the following supplements the 'Buying and Selling Fund Shares' section in the Fund's prospectus:

Short-Term Redemption Fee

The Fund may charge a short-term redemption fee equal to 2.00% of the net asset value of Class A Shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase. This fee compensates the Fund for expenses directly related to short-term redemption of Class A Shares, discourages short-term investments in Class A Shares and facilitates portfolio management.

The short-term redemption fee is withheld from redemption proceeds. This fee is not a deferred sales charge and is not a commission. The fee is paid to the Fund. The short-term redemption fee does not apply to Shares:

 .  purchased before January 1, 2002;
 .  acquired through reinvestment of dividends and other distributions;
 .  in an account which is closed because the account fails to meet minimum balance requirements; and
 . held by qualified employer retirement plans such as 401(k) plans and profit sharing plans.

The short-term redemption fee applies to Class A Shares held through omnibus accounts. With regard to these accounts, the Fund reserves the right, in its sole discretion to impose (or not to impose) the short-term redemption fee in the future. The Fund will make this determination after considering, among other things, the Fund's costs of processing redemptions from these accounts. You should consult with your omnibus account representative to determine whether the redemption fee is applicable to your shares.

The Fund will use the 'first-in, first out' method to determine your holding period of Class A shares for purposes of the short-term redemption fee. If you have purchased shares at various times, the shares held the longest will be redeemed first for the purposes of determining whether or not the redemption fee will be applied. If your holding period is less than 60 days for any of the shares you are redeeming or exchanging, the short-term redemption fee will be assessed on the net asset value of those shares calculated at the time the redemption is effected.

The following replaces the text in the 'Total Returns, After Fees and Expenses' section:

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing the changes in the Fund's performance year to year. The following bar chart shows the performance history of the Fund's Institutional Class shares, which have been in existence since September 3, 19961. The table presents the performance of the Class A, B or C Shares' by adjusting the historical performance of the Fund's Institutional Class Shares for the maximum sales charge and expenses of the Class A, B and C Shares. The table compares these returns with the Morgan Stanley Capital International (MSCI) Europe Index over the past year and since inception. The index is a passive measure of combined national stock market returns. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's results.

The following replaces the 'Average Annual Returns' table in the 'Total Return, After Fees and Expenses1' section:

--------------------------------------------------------------------------------------------------------------------
Performance For Periods Ended
December 31, 2000                                                           Average Annual Returns/3/
--------------------------------------------------------------------------------------------------------------------
                                                                                            Since Inception
                                                                  1 year                 (September 3, 1996)/4/
--------------------------------------------------------------------------------------------------------------------
European Equity Fund--Class A Shares                                      85.43%/5/                            40.59%
--------------------------------------------------------------------------------------------------------------------
European Equity Fund--Class B Shares                                      90.05%                               41.43%
--------------------------------------------------------------------------------------------------------------------
European Equity Fund--Class C Shares                                      94.05%                               41.58%
--------------------------------------------------------------------------------------------------------------------
MSCI Europe Index                                                         -8.14%                               16.18%
--------------------------------------------------------------------------------------------------------------------

/1/ Institutional Class performance is presented because Class A, B and C Shares have no performance history. Except with respect to the impact of sales charges and other expenses, it is expected that the future performance of Class A, B and C Shares will be similar to the future performance of the Fund's Institutional Class Shares because the shares are invested in the same portfolio of securities. The bar chart does not reflect the: (i) the expenses of the Class A, B and C Shares, (ii) 12b-1 fees at an aggregate annual rate of up to 0.25% for the Fund's Class A Shares and 0.75% for the Fund's Class B and C Shares, (iii) sales charges and (iv) a 0.25% shareholder servicing fee for Class B and C Shares. If they did, returns would be lower than those shown. Institutional Class Shares are offered under a separate prospectus, which is available upon request.

/2/ Effective December 23, 1999, Deutsche Asset Management, Inc. replaced Deutsche Asset Management Investment Services Limited as the investment advisor to the Fund.

/3/ Class A, B and C Shares have no performance history. The performance history of the Institutional Class has been adjusted to reflect the maximum sales charge and applicable expense of each class.

/4/ The inception date in the table is the inception date of the Institutional Class. The MSCI Europe Index performance is calculated from September 30, 1996.

/5/ Past performance is not indicative of future results. The Fund's recent performance was achieved during favorable market conditions that may not be sustained. The Fund's performance in 2000 was significantly impacted by gains from initial public offerings (IPOs) during a period when the Fund's assets were relatively small and the market for IPOs was strong. There is no assurance that any future investments in IPOs by the Fund will have a similar effect on its future performance. The Fund's performance also benefited from a one-time gain from accounting for the cancellation of certain shareholder trades in February 2000.

The following replaces the 'Portfolio Managers' section:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Michael Levy, Managing Director, Deutsche Asset Management and Lead Manager of the Fund.

 .  Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
 . 30 years of business experience, 19 of them as an investment professional. . Degrees in mathematics and geophysics from the University of Michigan.



Clare Brody, CFA, Director, Deutsche Asset Management and Co-Manager of the
Fund.

 .  Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
 .  Portfolio manger with primary focus on European markets and senior analyst covering global telecommunications and pulp and paper.
 .  Nine years of investment industry experience.
 .  BS, Cornell University.

Matthias Knerr, CFA, Vice President, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined Deutsche Asset Management in 1995 and the Fund in December 1999.
 .  Five years of investment industry experience.
 .  Finance and international business undergraduate degree from Pennsylvania
   State University.
 . Global engineering, construction, utility, telecommunications and automotive analyst.

Oliver Kratz, Vice President, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined Deutsche Asset Management in 1996 and the Fund in August 2000.
 .  Six years of investment industry experience.
 .  Previously, Praktikant with McKinsey & Co.; 1995.
 .  BA from Tufts University and Karlova Universidad; MALD, PhD from Harvard
   University-Tufts University.
 .  Emerging Market and Neur Markt analyst.

The following replaces the 'Dividends and Distributions' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains at net asset value, unless you tell us otherwise.

The following sentence is hereby omitted from the 'Buying and Selling Fund Shares - To Purchase Shares' section:

Defined contribution plans with assets of $75 million or more may not purchase Class A shares.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We only issue share certificates for Class A Shares and only upon request.

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.


               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
BDSTKISEEE (12/01)
CUSIPs:
61735K521           61735K513               61735K497

                                                       Deutsche Asset Management

European Equity Fund--Class A, B and C Shares

Addendum dated December 21, 2001 to supplement dated August 22, 2001 to prospectus dated February 28, 2001

The prospectus is supplemented to reflect that effective January 1, 2002, the Fund will implement a 2.00% redemption fee. The redemption fee will be charged on the value of Class A Shares purchased after January 1, 2002 and redeemed either by selling or exchanging into another Deutsche Asset Management mutual fund within 60 days of purchase.

Effective January 1, 2002, the following replaces the 'Fees and Expenses of the Fund' section in the Fund's prospectus:

                                                                                    Class A         Class B         Class C
                                                                                    Shares           Shares          Shares
Shareholder Fees:                                                                Initial Sales   Deferred Sales  Deferred Sales
(fees paid directly from your investment)                                            Charge          Charge          Charge
                                                                                 --------------  --------------  --------------
Maximum sales charge (load) imposed on purchases (as percentage
   of offering price)..........................................................          5.50%            None            None
Maximum deferred sales charge (load) (as a percentage of original
   purchase price or redemption proceeds, whichever is lower)..................         1.00%/1/        5.00%/2/          1.00%/3/
Maximum sales charge (load) imposed on reinvested dividends....................           None            None            None
Maximum short-term redemption fee (as a percentage of amount
   redeemed, as applicable)....................................................         2.00%/4/            None            None

Annual Fund Operating Expenses/5/:
(expenses that are deducted from Fund assets)
Management fee.................................................................           0.70%           0.70%           0.70%
Distribution and/or service (12b-1) fees.......................................           0.25%           0.75%           0.75%
Other expenses (including a 0.25% shareholder servicing fee for Class B and               1.08%           1.33%           1.33%
   Class C shares) ............................................................         ------          ------          ------
Total annual fund operating expenses (before fee waivers and
   expense reimbursements).....................................................           2.03%           2.78%           2.78%
Total fee waivers and reimbursements of fund expenses6.........................         (0.53)%         (0.53)%         (0.53)%
                                                                                        ------          ------          ------
Total net annual fund operating expenses (after fee waivers and
   expense reimbursements)6....................................................           1.50%           2.25%           2.25%
                                                                                        ======          ======          ======

/1/ Purchase of $1 million or more of Class A Shares are not subject to an initial sales charge buy may be subject to a contingent deferred sales charge of 1.00% or 0.50% if you redeem your shares within one year and two years, respectively. (See 'Sales Charges--Redemption Price')

/2/ Contingent deferred sales charges for Class B Shares decline over time and reach zero after six years. After seven years, Class B Shares convert automatically to Class A Shares. (See 'Sales Charges--Redemption Price')

/3/ You will be required to pay a contingent deferred sales charge if you redeem your Class C Shares within one year after your purchase. (See 'Sales Charges-Redemption Price')

/4/ The 2.00% short-term redemption fee applies to Class A Shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Fund.

/5/ Expenses are based on the actual expenses of the Investment Class including the restated Other Expenses for the current fiscal year. Class A, B and C Shares are a new class of shares with no operating history. For the fiscal year ended October 31, 2000, Other Expenses and Total Annual Fund Operating Expenses were 1.33% and 2.03%, respectively, of the average daily net assets of the Investment Class shares.

                                                      A Member of the
                                                      Deutsche Bank Group [logo]

/6/ The investment advisor and administrator have contractually agreed, for the 12 month period from February 28, 2001, to waive their fees or reimburse expenses so that total expenses will not exceed 1.50% for Class A Shares and 2.25% for Class B and C Shares.

Effective January 1, 2002, the following supplements the 'Calculating the Fund's Share Price' section in the Fund's prospectus:

The Fund may charge a short-term redemption fee equal to 2.00% of the value of Class A Shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase.

Effective January 1, 2002, the following supplements the 'Buying and Selling Fund Shares' section in the Fund's prospectus:

Short-Term Redemption Fee

The Fund may charge a short-term redemption fee equal to 2.00% of the net asset value of Class A Shares redeemed (either by selling the shares or exchanging into another fund) within 60 days of purchase. This fee compensates the Fund for expenses directly related to short-term redemption of Class A Shares, discourages short-term investments in Class A Shares and facilitates portfolio management.

The short-term redemption fee is withheld from redemption proceeds. This fee is not a deferred sales charge and is not a commission. The fee is paid to the Fund. The short-term redemption fee does not apply to Shares:

 .  purchased before January 1, 2002;
 .  acquired through reinvestment of dividends and other distributions;
 .  in an account which is closed because the account fails to meet minimum balance requirements; and
 . held by qualified employer retirement plans such as 401(k) plans and profit sharing plans.

The short-term redemption fee applies to Class A Shares held through omnibus accounts. With regard to these accounts, the Fund reserves the right, in its sole discretion to impose (or not to impose) the short-term redemption fee in the future. The Fund will make this determination after considering, among other things, the Fund's costs of processing redemptions from these accounts. You should consult with your omnibus account representative to determine whether the redemption fee is applicable to your shares.

The Fund will use the 'first-in, first out' method to determine your holding period of Class A shares for purposes of the short-term redemption fee. If you have purchased shares at various times, the shares held the longest will be redeemed first for the purposes of determining whether or not the redemption fee will be applied. If your holding period is less than 60 days for any of the shares you are redeeming or exchanging, the short-term redemption fee will be assessed on the net asset value of those shares calculated at the time the redemption is effected.

This addendum is incorporated into supplement dated December 21, 2001. Supplement dated December 21, 2001 includes this addendum and supplement dated August 22, 2001 to Prospectus dated February 28, 2001.

          Please Retain This Supplement for Future Reference


Morgan Grenfell Investment Trust
BDSTKISEEE (12/01)
CUSIPs:
61735K521           61735K513           61735K497



                                       2